S000105040 [Member] Expense Example - S000105040 [Member] - C000275758 [Member]	May 22, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	$ 144